Derivative Instruments and Hedging Activities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Interest Rate Lock Commitments
Derivatives, Fair Value [Line Items]
Notional amount	$ 0	$ 0
Maximum
Derivatives, Fair Value [Line Items]
Period of time lending funds to potential borrower	60 days